Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Financial Information for the Company's Reportable Segments

The tables below summarize the financial information for the Company’s reportable segments for the three months ended March 31, 2016 and 2015.

	Three months ended March 31,
	2016	2015
Revenue
Franchise segment revenue—U.S.	$27,230	$21,757
Franchise segment revenue—International	447	—

Franchise segment total	27,677	21,757
Corporate-owned stores—U.S.	24,698	23,270
Corporate-owned stores—International	999	276

Corporate-owned stores total	25,697	23,546
Equipment segment—U.S.	29,969	31,619

Equipment segment total	29,969	31,619

Total revenue	$83,343	$76,922

	Three months ended March 31,
	2016	2015

Segment EBITDA
Franchise	$23,813	$13,578
Corporate-owned stores	10,162	7,798
Equipment	6,318	6,763
Corporate and other	(6,587)	(6,372)

Total Segment EBITDA	$33,706	$21,767

The “Corporate and other” column, as it relates to Segment EBITDA, primarily includes corporate overhead costs, such as payroll and related benefit costs and professional services which are not directly attributable to any individual segment.

	Year Ended December 31,
	2015	2014	2013

Revenue
Franchise segment revenue—U.S.	$87,299	$71,806	$44,157
Franchise segment revenue—International	786	—	—

Franchise segment total	88,085	71,806	44,157
Corporate-owned stores segment—U.S.	95,459	85,022	67,364
Corporate-owned stores segment—International	2,931	19	—

Corporate-owned stores segment total	98,390	85,041	67,364
Equipment segment—U.S.	144,062	122,930	99,488

Equipment segment total	144,062	122,930	99,488

Total revenue	$330,537	$279,777	$211,009

	Year Ended December 31,
	2015	2014	2013

Segment EBITDA
Franchise	$66,030	$53,109	$30,123
Corporate-owned stores	36,070	31,705	21,742
Equipment	31,936	26,447	19,791
Corporate and other	(30,051)	(18,642)	(7,504)

Total Segment EBITDA	$103,985	$92,619	$64,152

Reconciliation of Total Segment EBITDA to Income Before Taxes

The following table reconciles total Segment EBITDA to income before taxes:

	Three months ended March 31,
	2016	2015
Total Segment EBITDA	$33,706	$21,767
Less:
Depreciation and amortization	7,703	8,201
Other expense	393	(736)

Income from operations	25,610	14,302
Interest expense, net	(6,367)	(4,756)
Other expense	393	(736)

Income before income taxes	$19,636	$8,810

The following table reconciles total Segment EBITDA to income before taxes:

	Year Ended December 31,
	2015	2014	2013
Total Segment EBITDA	$103,985	$92,619	$64,152
Less:
Depreciation and amortization	32,158	32,341	28,808
Other expense	(275)	(1,261)	(694)

Income from operations	72,102	61,539	36,038
Interest expense, net	(24,549)	(21,800)	(8,912)
Other expense	(275)	(1,261)	(694)

Income before income taxes	$47,278	$38,478	$26,432

Summary of Company's Assets by Reportable Segment

The following table summarizes the Company’s assets by reportable segment:

	March 31, 2016	December 31, 2015
Franchise	$214,464	$206,997
Corporate-owned stores	151,470	151,620
Equipment	193,261	208,168
Unallocated	126,471	132,392

Total consolidated assets	$685,666	$699,177

The following table summarizes the Company’s assets by reportable segment:

	December 31, 2015	December 31, 2014
Franchise	$206,997	$216,985
Corporate-owned stores	151,620	157,868
Equipment	208,168	220,367
Unallocated	132,392	6,762

Total consolidated assets	$699,177	$601,982

Summary of Company's Goodwill by Reportable Segment

The following table summarizes the Company’s goodwill by reportable segment:

	March 31, 2016	December 31, 2015
Franchise	$16,938	$16,938
Corporate-owned stores	67,377	67,377
Equipment	92,666	92,666

Consolidated goodwill	$176,981	$176,981

The following table summarizes the Company’s goodwill by reportable segment:

	December 31, 2015	December 31, 2014
Franchise	$16,938	$16,938
Corporate-owned stores	67,377	67,377
Equipment	92,666	92,666

Total consolidated goodwill	$176,981	$176,981